Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb 28, 2013
Registrant Name	Fidelity Rutland Square Trust II
Central Index Key	0001364924
Amendment Flag	false
Document Creation Date	Apr 29, 2013
Document Effective Date	Apr 29, 2013
Prospectus Date	Apr 29, 2013

Strategic Advisers Emerging Markets Fund
Fund Summary Fund: Strategic Advisers® Emerging Markets Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Advisers Emerging Markets Fund Class: Strategic Advisers Emerging Markets Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Strategic Advisers Emerging Markets Fund Class: Strategic Advisers Emerging Markets Fund
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1][2]	0.33%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.11%
Acquired fund fees and expenses (fees and expenses of underlying funds)	[1]	1.01%
Total annual fund operating expenses	[3]	1.45%
Fee waiver and/or expense reimbursement	[2]	0.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	1.20%
[1]	Based on historical expenses, adjusted to reflect current fees.
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.20% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[3]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Advisers Emerging Markets Fund Class: Strategic Advisers Emerging Markets Fund
1 year	122
3 years	392
5 years	728
10 years	1,677

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets and in shares of other emerging markets equity funds.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated emerging markets funds (i.e., Fidelity funds) and non-affiliated emerging markets funds that typically participate in Fidelity's FundsNetwork®, non-affiliated exchange traded funds (ETFs), and closed-end funds (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs and Closed-End Funds. ETFs and closed-end funds may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.35%	March 31, 2012
Lowest Quarter Return	-21.76%	September 30, 2011
Year-to-Date Return	-0.30%	March 31, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2012
Average Annual Total Returns Strategic Advisers Emerging Markets Fund	Past 1 year	Life of fund		Inception Date
Class: Strategic Advisers Emerging Markets Fund Return Before Taxes	20.11%	2.09%	[1]	Sep 30, 2010
Class: Strategic Advisers Emerging Markets Fund Return After Taxes on Distributions	19.91%	1.85%	[1]	Sep 30, 2010
Class: Strategic Advisers Emerging Markets Fund Return After Taxes on Distributions and Sale of Fund Shares	13.74%	1.89%	[1]	Sep 30, 2010
MSCI�� Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.63%	1.85%	[1]	Sep 30, 2010
[1]	From September 30, 2010.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic Advisers Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Strategic Advisers® Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on historical expenses, adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets and in shares of other emerging markets equity funds.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated emerging markets funds (i.e., Fidelity funds) and non-affiliated emerging markets funds that typically participate in Fidelity's FundsNetwork®, non-affiliated exchange traded funds (ETFs), and closed-end funds (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs and Closed-End Funds. ETFs and closed-end funds may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.35%	March 31, 2012
Lowest Quarter Return	-21.76%	September 30, 2011
Year-to-Date Return	-0.30%	March 31, 2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2012
Strategic Advisers Emerging Markets Fund | Class: Strategic Advisers Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	rr_ManagementFeesOverAssets	0.33%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%	[3]
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	392
5 years	rr_ExpenseExampleYear05	728
10 years	rr_ExpenseExampleYear10	1,677
2011	rr_AnnualReturn2011	(18.06%)
2012	rr_AnnualReturn2012	20.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.76%)
Strategic Advisers Emerging Markets Fund | Return Before Taxes | Class: Strategic Advisers Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Emerging Markets Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	20.11%
Life of fund	rr_AverageAnnualReturnSinceInception	2.09%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Strategic Advisers Emerging Markets Fund | Return After Taxes on Distributions | Class: Strategic Advisers Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Emerging Markets Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	19.91%
Life of fund	rr_AverageAnnualReturnSinceInception	1.85%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Strategic Advisers Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Strategic Advisers Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Emerging Markets Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	13.74%
Life of fund	rr_AverageAnnualReturnSinceInception	1.89%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010
Strategic Advisers Emerging Markets Fund | MSCI�� Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® Emerging Markets Index
Past 1 year	rr_AverageAnnualReturnYear01	18.63%
Life of fund	rr_AverageAnnualReturnSinceInception	1.85%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2010

[1]	Based on historical expenses, adjusted to reflect current fees.
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.20% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[3]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[4]	From September 30, 2010.

Strategic Advisers International Fund
Fund Summary Fund: Strategic Advisers® International Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Advisers International Fund Class: Strategic Advisers International Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Strategic Advisers International Fund Class: Strategic Advisers International Fund
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1]	0.35%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.08%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.79%
Total annual fund operating expenses	[2]	1.22%
Fee waiver and/or expense reimbursement	[1]	0.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.97%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Advisers International Fund Class: Strategic Advisers International Fund
1 year	99
3 years	320
5 years	605
10 years	1,417

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated international funds (i.e., Fidelity funds) and non-affiliated international funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.28%	June 30, 2009
Lowest Quarter Return	-20.07%	December 31, 2008
Year-to-Date Return	4.93%	March31, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2012
Average Annual Total Returns Strategic Advisers International Fund	Past 1 year	Past 5 years	Life of fund		Inception Date
Class: Strategic Advisers International Fund Return Before Taxes	20.01%	(2.13%)	2.39%	[1]	Mar 23, 2006
Class: Strategic Advisers International Fund Return After Taxes on Distributions	19.73%	(2.65%)	1.70%	[1]	Mar 23, 2006
Class: Strategic Advisers International Fund Return After Taxes on Distributions and Sale of Fund Shares	13.60%	(1.90%)	1.95%	[1]	Mar 23, 2006
MSCI�� EAFE�� Index (reflects no deduction for fees or expenses)	17.48%	(3.54%)	1.27%	[1]	Mar 23, 2006
[1]	From March 23, 2006.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic Advisers International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Strategic Advisers® International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated international funds (i.e., Fidelity funds) and non-affiliated international funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
		Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

		Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.28%	June 30, 2009
Lowest Quarter Return	-20.07%	December 31, 2008
Year-to-Date Return	4.93%	March31, 2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
		December 31, 2012
Strategic Advisers International Fund | Class: Strategic Advisers International Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.97%	[2]
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	320
5 years	rr_ExpenseExampleYear05	605
10 years	rr_ExpenseExampleYear10	1,417
2007	rr_AnnualReturn2007	12.10%
2008	rr_AnnualReturn2008	(41.94%)
2009	rr_AnnualReturn2009	31.66%
2010	rr_AnnualReturn2010	11.78%
2011	rr_AnnualReturn2011	(12.43%)
2012	rr_AnnualReturn2012	20.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.07%)
Strategic Advisers International Fund | Return Before Taxes | Class: Strategic Advisers International Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers International Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	20.01%
Past 5 years	rr_AverageAnnualReturnYear05	(2.13%)
Life of fund	rr_AverageAnnualReturnSinceInception	2.39%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2006
Strategic Advisers International Fund | Return After Taxes on Distributions | Class: Strategic Advisers International Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers International Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	19.73%
Past 5 years	rr_AverageAnnualReturnYear05	(2.65%)
Life of fund	rr_AverageAnnualReturnSinceInception	1.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2006
Strategic Advisers International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Strategic Advisers International Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers International Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	13.60%
Past 5 years	rr_AverageAnnualReturnYear05	(1.90%)
Life of fund	rr_AverageAnnualReturnSinceInception	1.95%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2006
Strategic Advisers International Fund | MSCI�� EAFE�� Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® EAFE® Index
Past 1 year	rr_AverageAnnualReturnYear01	17.48%
Past 5 years	rr_AverageAnnualReturnYear05	(3.54%)
Life of fund	rr_AverageAnnualReturnSinceInception	1.27%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2006

[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	From March 23, 2006.

Strategic Advisers U.S. Opportunity II Fund
Fund Summary Fund: Strategic Advisers® U.S. Opportunity II Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Advisers U.S. Opportunity II Fund Class: Strategic Advisers U.S. Opportunity II Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Strategic Advisers U.S. Opportunity II Fund Class: Strategic Advisers U.S. Opportunity II Fund
Management fee	[1]	0.25%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.81%
Total annual fund operating expenses	[2]	1.08%
Fee waiver and/or expense reimbursement	[1]	0.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.83%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Advisers U.S. Opportunity II Fund Class: Strategic Advisers U.S. Opportunity II Fund
1 year	85
3 years	276
5 years	530
10 years	1,256

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 98% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities of U.S. corporations and in shares of underlying Fidelity U.S. equity funds (underlying funds).
  Implementing investment strategies by investing indirectly in securities through one or more underlying funds, which in turn invest directly in securities.
  Allocating assets among underlying funds to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market IndexSM.
  Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization and investment style.
  Investing in domestic and foreign issuers.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.87%	September 30, 2009
Lowest Quarter Return	-22.62%	December 31, 2008
Year-to-Date Return	10.25%	March31, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2012
Average Annual Total Returns Strategic Advisers U.S. Opportunity II Fund	Past 1 year	Past 5 years	Life of fund		Inception Date
Class: Strategic Advisers U.S. Opportunity II Fund Return Before Taxes	17.03%	2.29%	3.43%	[1]	Mar 8, 2007
Class: Strategic Advisers U.S. Opportunity II Fund Return After Taxes on Distributions	16.22%	1.98%	3.05%	[1]	Mar 8, 2007
Class: Strategic Advisers U.S. Opportunity II Fund Return After Taxes on Distributions and Sale of Fund Shares	11.72%	1.86%	2.83%	[1]	Mar 8, 2007
Dow Jones U.S. Total Stock Market Index��� (reflects no deduction for fees, expenses, or taxes)	16.38%	2.21%	2.89%	[1]	Mar 8, 2007
[1]	From March 8, 2007.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic Advisers U.S. Opportunity II Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Strategic Advisers® U.S. Opportunity II Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in securities of U.S. corporations and in shares of underlying Fidelity U.S. equity funds (underlying funds).
  Implementing investment strategies by investing indirectly in securities through one or more underlying funds, which in turn invest directly in securities.
  Allocating assets among underlying funds to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market IndexSM.
  Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization and investment style.
  Investing in domestic and foreign issuers.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

		Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.87%	September 30, 2009
Lowest Quarter Return	-22.62%	December 31, 2008
Year-to-Date Return	10.25%	March31, 2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
		December 31, 2012
Strategic Advisers U.S. Opportunity II Fund | Class: Strategic Advisers U.S. Opportunity II Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.83%	[2]
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	276
5 years	rr_ExpenseExampleYear05	530
10 years	rr_ExpenseExampleYear10	1,256
2008	rr_AnnualReturn2008	(39.92%)
2009	rr_AnnualReturn2009	33.73%
2010	rr_AnnualReturn2010	20.45%
2011	rr_AnnualReturn2011	(1.13%)
2012	rr_AnnualReturn2012	17.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.62%)
Strategic Advisers U.S. Opportunity II Fund | Return Before Taxes | Class: Strategic Advisers U.S. Opportunity II Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers U.S. Opportunity II Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	17.03%
Past 5 years	rr_AverageAnnualReturnYear05	2.29%
Life of fund	rr_AverageAnnualReturnSinceInception	3.43%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2007
Strategic Advisers U.S. Opportunity II Fund | Return After Taxes on Distributions | Class: Strategic Advisers U.S. Opportunity II Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers U.S. Opportunity II Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	16.22%
Past 5 years	rr_AverageAnnualReturnYear05	1.98%
Life of fund	rr_AverageAnnualReturnSinceInception	3.05%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2007
Strategic Advisers U.S. Opportunity II Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Strategic Advisers U.S. Opportunity II Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers U.S. Opportunity II Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	11.72%
Past 5 years	rr_AverageAnnualReturnYear05	1.86%
Life of fund	rr_AverageAnnualReturnSinceInception	2.83%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2007
Strategic Advisers U.S. Opportunity II Fund | Dow Jones U.S. Total Stock Market Index��� (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Total Stock Market IndexSM
Past 1 year	rr_AverageAnnualReturnYear01	16.38%
Past 5 years	rr_AverageAnnualReturnYear05	2.21%
Life of fund	rr_AverageAnnualReturnSinceInception	2.89%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2007

[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	From March 8, 2007.

Strategic Advisers U.S. Opportunity Fund
Fund Summary Fund: Strategic Advisers® U.S. Opportunity Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Advisers U.S. Opportunity Fund Class: Strategic Advisers U.S. Opportunity Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Strategic Advisers U.S. Opportunity Fund Class: Strategic Advisers U.S. Opportunity Fund
Management fee	[1]	0.25%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.08%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.78%
Total annual fund operating expenses	[2]	1.11%
Fee waiver and/or expense reimbursement	[1]	0.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.86%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Advisers U.S. Opportunity Fund Class: Strategic Advisers U.S. Opportunity Fund
1 year	88
3 years	286
5 years	546
10 years	1,291

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities of U.S. corporations and in shares of other U.S. equity funds.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated U.S. equity funds (i.e., Fidelity funds) and non-affiliated U.S. equity funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Allocating assets among underlying funds to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market IndexSM.
  Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization and investment style.
  Investing in domestic and foreign issuers.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Principal Investment Risks
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.29%	June 30, 2009
Lowest Quarter Return	-22.01%	December 31, 2008
Year-to-Date Return	10.26%	March31, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2012
Average Annual Total Returns Strategic Advisers U.S. Opportunity Fund	Past 1 year	Past 5 years	Life of fund		Inception Date
Class: Strategic Advisers U.S. Opportunity Fund Return Before Taxes	15.76%	2.05%	3.02%	[1]	Dec 29, 2006
Class: Strategic Advisers U.S. Opportunity Fund Return After Taxes on Distributions	14.57%	1.52%	2.51%	[1]	Dec 29, 2006
Class: Strategic Advisers U.S. Opportunity Fund Return After Taxes on Distributions and Sale of Fund Shares	11.14%	1.60%	2.45%	[1]	Dec 29, 2006
Dow Jones U.S. Total Stock Market Index��� (reflects no deduction for fees, expenses, or taxes)	16.38%	2.21%	2.77%	[1]	Dec 29, 2006
[1]	From December 29, 2006.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic Advisers U.S. Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Strategic Advisers® U.S. Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 92% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in securities of U.S. corporations and in shares of other U.S. equity funds.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated U.S. equity funds (i.e., Fidelity funds) and non-affiliated U.S. equity funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Allocating assets among underlying funds to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market IndexSM.
  Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization and investment style.
  Investing in domestic and foreign issuers.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

		Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.29%	June 30, 2009
Lowest Quarter Return	-22.01%	December 31, 2008
Year-to-Date Return	10.26%	March31, 2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
		December 31, 2012
Strategic Advisers U.S. Opportunity Fund | Class: Strategic Advisers U.S. Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.86%	[2]
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	286
5 years	rr_ExpenseExampleYear05	546
10 years	rr_ExpenseExampleYear10	1,291
2007	rr_AnnualReturn2007	8.00%
2008	rr_AnnualReturn2008	(39.17%)
2009	rr_AnnualReturn2009	34.19%
2010	rr_AnnualReturn2010	19.03%
2011	rr_AnnualReturn2011	(1.61%)
2012	rr_AnnualReturn2012	15.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
Strategic Advisers U.S. Opportunity Fund | Return Before Taxes | Class: Strategic Advisers U.S. Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers U.S. Opportunity Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	15.76%
Past 5 years	rr_AverageAnnualReturnYear05	2.05%
Life of fund	rr_AverageAnnualReturnSinceInception	3.02%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Strategic Advisers U.S. Opportunity Fund | Return After Taxes on Distributions | Class: Strategic Advisers U.S. Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers U.S. Opportunity Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	14.57%
Past 5 years	rr_AverageAnnualReturnYear05	1.52%
Life of fund	rr_AverageAnnualReturnSinceInception	2.51%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Strategic Advisers U.S. Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Strategic Advisers U.S. Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers U.S. Opportunity Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	11.14%
Past 5 years	rr_AverageAnnualReturnYear05	1.60%
Life of fund	rr_AverageAnnualReturnSinceInception	2.45%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Strategic Advisers U.S. Opportunity Fund | Dow Jones U.S. Total Stock Market Index��� (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Total Stock Market IndexSM
Past 1 year	rr_AverageAnnualReturnYear01	16.38%
Past 5 years	rr_AverageAnnualReturnYear05	2.21%
Life of fund	rr_AverageAnnualReturnSinceInception	2.77%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006

[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	From December 29, 2006.

Strategic Advisers Income Opportunities Fund
Fund Summary Fund: StrategicAdvisers® Income Opportunities Fund
Investment Objective
The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Advisers Income Opportunities Fund Class: Strategic Advisers Income Opportunities Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Strategic Advisers Income Opportunities Fund Class: Strategic Advisers Income Opportunities Fund
Management fee	[1]	0.25%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.86%
Total annual fund operating expenses	[2]	1.13%
Fee waiver and/or expense reimbursement	[1]	0.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.88%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.75% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Advisers Income Opportunities Fund Class: Strategic Advisers Income Opportunities Fund
1 year	90
3 years	292
5 years	557
10 years	1,314

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated high yield funds (i.e., Fidelity funds) and non-affiliated high yield funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Allocating assets among underlying funds to achieve portfolio characteristics similar to those of The BofA Merrill LynchSM US High Yield Constrained Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Principal Investment Risks
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.39%	June 30, 2009
Lowest Quarter Return	-19.51%	December 31, 2008
Year-to-Date Return	3.10%	March31, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2012
Average Annual Total Returns Strategic Advisers Income Opportunities Fund	Past 1 year	Past 5 years	Life of fund		Inception Date
Class: Strategic Advisers Income Opportunities Fund Return Before Taxes	15.25%	8.54%	7.89%	[1]	Sep 27, 2007
Class: Strategic Advisers Income Opportunities Fund Return After Taxes on Distributions	12.71%	5.78%	5.14%	[1]	Sep 27, 2007
Class: Strategic Advisers Income Opportunities Fund Return After Taxes on Distributions and Sale of Fund Shares	9.83%	5.60%	5.04%	[1]	Sep 27, 2007
The BofA Merrill Lynch��� US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	15.55%	10.14%	9.41%	[1]	Sep 27, 2007
[1]	From September 27, 2007.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic Advisers Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: StrategicAdvisers® Income Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated high yield funds (i.e., Fidelity funds) and non-affiliated high yield funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Allocating assets among underlying funds to achieve portfolio characteristics similar to those of The BofA Merrill LynchSM US High Yield Constrained Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

		Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.39%	June 30, 2009
Lowest Quarter Return	-19.51%	December 31, 2008
Year-to-Date Return	3.10%	March31, 2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
		December 31, 2012
Strategic Advisers Income Opportunities Fund | Class: Strategic Advisers Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.88%	[2]
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	292
5 years	rr_ExpenseExampleYear05	557
10 years	rr_ExpenseExampleYear10	1,314
2008	rr_AnnualReturn2008	(27.56%)
2009	rr_AnnualReturn2009	53.83%
2010	rr_AnnualReturn2010	15.03%
2011	rr_AnnualReturn2011	2.00%
2012	rr_AnnualReturn2012	15.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.51%)
Strategic Advisers Income Opportunities Fund | Return Before Taxes | Class: Strategic Advisers Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Income Opportunities Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	15.25%
Past 5 years	rr_AverageAnnualReturnYear05	8.54%
Life of fund	rr_AverageAnnualReturnSinceInception	7.89%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Strategic Advisers Income Opportunities Fund | Return After Taxes on Distributions | Class: Strategic Advisers Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Income Opportunities Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	12.71%
Past 5 years	rr_AverageAnnualReturnYear05	5.78%
Life of fund	rr_AverageAnnualReturnSinceInception	5.14%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Strategic Advisers Income Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Strategic Advisers Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Income Opportunities Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	9.83%
Past 5 years	rr_AverageAnnualReturnYear05	5.60%
Life of fund	rr_AverageAnnualReturnSinceInception	5.04%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Strategic Advisers Income Opportunities Fund | The BofA Merrill Lynch��� US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The BofA Merrill LynchSM US High Yield Constrained Index
Past 1 year	rr_AverageAnnualReturnYear01	15.55%
Past 5 years	rr_AverageAnnualReturnYear05	10.14%
Life of fund	rr_AverageAnnualReturnSinceInception	9.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007

[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.75% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	From September 27, 2007.

Strategic Advisers International II Fund
Fund Summary Fund: Strategic Advisers® International II Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Advisers International II Fund Class: Strategic Advisers International II Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Strategic Advisers International II Fund Class: Strategic Advisers International II Fund
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1]	0.41%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.14%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.67%
Total annual fund operating expenses	[2]	1.22%
Fee waiver and/or expense reimbursement	[1]	0.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.97%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Advisers International II Fund Class: Strategic Advisers International II Fund
1 year	99
3 years	320
5 years	605
10 years	1,417

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among underlying Fidelity international funds (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.15%	June 30, 2009
Lowest Quarter Return	-21.51%	December 31, 2008
Year-to-Date Return	4.96%	March 31, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2012
Average Annual Total Returns Strategic Advisers International II Fund	Past 1 year	Past 5 years	Life of fund		Inception Date
Class: Strategic Advisers International II Fund Return Before Taxes	20.95%	(4.07%)	(1.51%)	[1]	Mar 8, 2007
Class: Strategic Advisers International II Fund Return After Taxes on Distributions	20.69%	(4.48%)	(2.00%)	[1]	Mar 8, 2007
Class: Strategic Advisers International II Fund Return After Taxes on Distributions and Sale of Fund Shares	14.24%	(3.43%)	(1.33%)	[1]	Mar 8, 2007
MSCI�� EAFE�� Index (reflects no deduction for fees or expenses)	17.48%	(3.54%)	(1.44%)	[1]	Mar 8, 2007
[1]	From March 8, 2007.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic Advisers International II Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Strategic Advisers® International II Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among underlying Fidelity international funds (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
		Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

		Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.15%	June 30, 2009
Lowest Quarter Return	-21.51%	December 31, 2008
Year-to-Date Return	4.96%	March 31, 2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
		December 31, 2012
Strategic Advisers International II Fund | Class: Strategic Advisers International II Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	rr_ManagementFeesOverAssets	0.41%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.97%	[2]
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	320
5 years	rr_ExpenseExampleYear05	605
10 years	rr_ExpenseExampleYear10	1,417
2008	rr_AnnualReturn2008	(45.29%)
2009	rr_AnnualReturn2009	30.98%
2010	rr_AnnualReturn2010	10.62%
2011	rr_AnnualReturn2011	(15.28%)
2012	rr_AnnualReturn2012	20.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.51%)
Strategic Advisers International II Fund | Return Before Taxes | Class: Strategic Advisers International II Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers International II Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	20.95%
Past 5 years	rr_AverageAnnualReturnYear05	(4.07%)
Life of fund	rr_AverageAnnualReturnSinceInception	(1.51%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2007
Strategic Advisers International II Fund | Return After Taxes on Distributions | Class: Strategic Advisers International II Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers International II Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	20.69%
Past 5 years	rr_AverageAnnualReturnYear05	(4.48%)
Life of fund	rr_AverageAnnualReturnSinceInception	(2.00%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2007
Strategic Advisers International II Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Strategic Advisers International II Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers International II Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	14.24%
Past 5 years	rr_AverageAnnualReturnYear05	(3.43%)
Life of fund	rr_AverageAnnualReturnSinceInception	(1.33%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2007
Strategic Advisers International II Fund | MSCI�� EAFE�� Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI® EAFE® Index
Past 1 year	rr_AverageAnnualReturnYear01	17.48%
Past 5 years	rr_AverageAnnualReturnYear05	(3.54%)
Life of fund	rr_AverageAnnualReturnSinceInception	(1.44%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2007

[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	From March 8, 2007.

Strategic | Strategic Advisers Emerging Markets Fund of Funds
Fund Summary Fund/Class: Strategic Advisers® Emerging Markets Fund of Funds/Strategic Advisers Emerging Markets Fund of Funds
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Strategic Strategic Advisers Emerging Markets Fund of Funds Class: Strategic Advisers Emerging Markets Fund of Funds
Redemption fee on shares	[1]	1.50%
[1]	held less than 90 days (as a % of amount redeemed)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Strategic Strategic Advisers Emerging Markets Fund of Funds Class: Strategic Advisers Emerging Markets Fund of Funds
Management fee	[1]	0.30%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.84%
Acquired fund fees and expenses (fees and expenses of underlying funds)		1.12%
Total annual operating expenses	[2]	2.26%
Fee waiver and/or expense reimbursement	[1]	1.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	1.22%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.25% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, sub-advisory fees, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. These arrangements will remain in effect through April 30, 2014. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Strategic Advisers Emerging Markets Fund of Funds Class: Strategic Advisers Emerging Markets Fund of Funds
1 year	124
3 years	589
5 years	1,098
10 years	2,500

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from May 2, 2012 to February 28, 2013, the fund's portfolio turnover rate was 8% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets and in shares of other emerging markets equity funds.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated emerging markets funds (i.e., Fidelity funds) and non-affiliated emerging markets funds that typically participate in Fidelity's FundsNetwork®, non-affiliated exchange traded funds (ETFs), and closed-end funds (underlying funds).
  Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Principal Investment Risks
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs and Closed-End Funds. ETFs and closed-end funds may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic | Strategic Advisers Emerging Markets Fund of Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Strategic Advisers® Emerging Markets Fund of Funds/Strategic Advisers Emerging Markets Fund of Funds
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from May 2, 2012 to February 28, 2013, the fund's portfolio turnover rate was 8% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets and in shares of other emerging markets equity funds.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated emerging markets funds (i.e., Fidelity funds) and non-affiliated emerging markets funds that typically participate in Fidelity's FundsNetwork®, non-affiliated exchange traded funds (ETFs), and closed-end funds (underlying funds).
  Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs and Closed-End Funds. ETFs and closed-end funds may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Strategic | Strategic Advisers Emerging Markets Fund of Funds | Class: Strategic Advisers Emerging Markets Fund of Funds
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares	rr_RedemptionFeeOverRedemption	1.50%	[1]
Management fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.84%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total annual operating expenses	rr_ExpensesOverAssets	2.26%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.04%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.22%	[3]
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	589
5 years	rr_ExpenseExampleYear05	1,098
10 years	rr_ExpenseExampleYear10	2,500

[1]	held less than 90 days (as a % of amount redeemed)
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.25% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, sub-advisory fees, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. These arrangements will remain in effect through April 30, 2014. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.
[3]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.

F | Strategic Advisers Emerging Markets Fund of Funds
Fund Summary Fund/Class: Strategic Advisers® Emerging Markets Fund of Funds/F
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		F Strategic Advisers Emerging Markets Fund of Funds Class F
Redemption fee on shares	[1]	1.50%
[1]	held less than 90 days (as a % of amount redeemed)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Strategic Advisers Emerging Markets Fund of Funds Class F
Management fee	[1]	0.30%
Distribution and/or Service (12b-1) fees		none
Other expenses	[2]	0.83%
Acquired fund fees and expenses (fees and expenses of underlying funds)	[2]	1.12%
Total annual operating expenses		2.25%
Fee waiver and/or expense reimbursement	[1]	0.30%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.95%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.25% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. This arrangement will remain in effect through April 30, 2014. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	F Strategic Advisers Emerging Markets Fund of Funds Class F
1 year	198
3 years	669
5 years	1,173
10 years	2,558

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from May 2, 2012 to February 28, 2013, the fund's portfolio turnover rate was 8% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets and in shares of other emerging markets equity funds.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated emerging markets funds (i.e., Fidelity funds) and non-affiliated emerging markets funds that typically participate in Fidelity's FundsNetwork®, non-affiliated exchange traded funds (ETFs), and closed-end funds (underlying funds).
  Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Principal Investment Risks
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs and Closed-End Funds. ETFs and closed-end funds may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
F | Strategic Advisers Emerging Markets Fund of Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Strategic Advisers® Emerging Markets Fund of Funds/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from May 2, 2012 to February 28, 2013, the fund's portfolio turnover rate was 8% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets and in shares of other emerging markets equity funds.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated emerging markets funds (i.e., Fidelity funds) and non-affiliated emerging markets funds that typically participate in Fidelity's FundsNetwork®, non-affiliated exchange traded funds (ETFs), and closed-end funds (underlying funds).
  Allocating assets among underlying funds to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs and Closed-End Funds. ETFs and closed-end funds may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
F | Strategic Advisers Emerging Markets Fund of Funds | Class F
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares	rr_RedemptionFeeOverRedemption	1.50%	[1]
Management fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.83%	[3]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%	[3]
Total annual operating expenses	rr_ExpensesOverAssets	2.25%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.95%
1 year	rr_ExpenseExampleYear01	198
3 years	rr_ExpenseExampleYear03	669
5 years	rr_ExpenseExampleYear05	1,173
10 years	rr_ExpenseExampleYear10	2,558

[1]	held less than 90 days (as a % of amount redeemed)
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.25% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. This arrangement will remain in effect through April 30, 2014. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[3]	Based on estimated amounts for the current fiscal year.

Strategic | Strategic Advisers International Multi-Manager Fund
Fund Summary Fund/Class: Strategic Advisers® International Multi-Manager Fund/Strategic Advisers International Multi-Manager Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Strategic Strategic Advisers International Multi-Manager Fund Class: Strategic Advisers International Multi-Manager Fund
Redemption fee on shares	[1]	1.00%
[1]	held less than 30 days (as a % of amount redeemed)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Strategic Strategic Advisers International Multi-Manager Fund Class: Strategic Advisers International Multi-Manager Fund
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1]	0.70%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.59%
Total annual operating expenses		1.29%
Fee waiver and/or expense reimbursement	[1]	0.11%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.18%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.18%. This arrangement will remain in effect through April 30, 2014. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Strategic Advisers International Multi-Manager Fund Class: Strategic Advisers International Multi-Manager Fund
1 year	120
3 years	396
5 years	695
10 years	1,545

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from May 2, 2012 to February 28, 2013, the fund's portfolio turnover rate was 42% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated international funds (i.e., Fidelity funds) and non-affiliated international funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic | Strategic Advisers International Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Strategic Advisers® International Multi-Manager Fund/Strategic Advisers International Multi-Manager Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from May 2, 2012 to February 28, 2013, the fund's portfolio turnover rate was 42% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated international funds (i.e., Fidelity funds) and non-affiliated international funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Strategic | Strategic Advisers International Multi-Manager Fund | Class: Strategic Advisers International Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares	rr_RedemptionFeeOverRedemption	1.00%	[1]
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.59%
Total annual operating expenses	rr_ExpensesOverAssets	1.29%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.18%
1 year	rr_ExpenseExampleYear01	120
3 years	rr_ExpenseExampleYear03	396
5 years	rr_ExpenseExampleYear05	695
10 years	rr_ExpenseExampleYear10	1,545

[1]	held less than 30 days (as a % of amount redeemed)
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.18%. This arrangement will remain in effect through April 30, 2014. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

F | Strategic Advisers International Multi-Manager Fund
Fund Summary Fund/Class: Strategic Advisers® International Multi-Manager Fund/F
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		F Strategic Advisers International Multi-Manager Fund Class F
Redemption fee on shares	[1]	1.00%
[1]	held less than 30 days (as a % of amount redeemed)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Strategic Advisers International Multi-Manager Fund Class F
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1]	0.70%
Distribution and/or Service (12b-1) fees		none
Other expenses	[2]	0.49%
Total annual operating expenses		1.19%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets.
[2]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	F Strategic Advisers International Multi-Manager Fund Class F
1 year	121
3 years	378
5 years	654
10 years	1,443

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from May 2, 2012 to February 28, 2013, the fund's portfolio turnover rate was 42% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated international funds (i.e., Fidelity funds) and non-affiliated international funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
F | Strategic Advisers International Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Strategic Advisers® International Multi-Manager Fund/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from May 2, 2012 to February 28, 2013, the fund's portfolio turnover rate was 42% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated international funds (i.e., Fidelity funds) and non-affiliated international funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of market capitalization, investment style, and geographic region.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
F | Strategic Advisers International Multi-Manager Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares	rr_RedemptionFeeOverRedemption	1.00%	[1]
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.49%	[3]
Total annual operating expenses	rr_ExpensesOverAssets	1.19%
1 year	rr_ExpenseExampleYear01	121
3 years	rr_ExpenseExampleYear03	378
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	1,443

[1]	held less than 30 days (as a % of amount redeemed)
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets.
[3]	Based on estimated amounts for the current fiscal year.

Strategic Advisers Small-Mid Cap Fund
Fund Summary Fund: Strategic Advisers® Small-Mid Cap Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Advisers Small-Mid Cap Fund Class: Strategic Advisers Small-Mid Cap Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Strategic Advisers Small-Mid Cap Fund Class: Strategic Advisers Small-Mid Cap Fund
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1][2]	0.49%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.20%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.64%
Total annual fund operating expenses	[3]	1.33%
Fee waiver and/or expense reimbursement	[1]	0.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	1.08%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.10% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Based on historical expenses, adjusted to reflect current fees.
[3]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Advisers Small-Mid Cap Fund Class: Strategic Advisers Small-Mid Cap Fund
1 year	110
3 years	355
5 years	664
10 years	1,542

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of small and mid cap companies (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2500® Index) and in shares of other small and mid cap funds.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated small and mid cap funds (i.e., Fidelity funds) and non-affiliated small and mid cap funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Russell 2500® Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to May 1, 2010, the fund was named PAS Small Cap Fund of Funds, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.94%	June 30, 2009
Lowest Quarter Return	-25.44%	December 31, 2008
Year-to-Date Return	12.18%	March 31, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2012
Average Annual Total Returns Strategic Advisers Small-Mid Cap Fund	Past 1 year	Past 5 years	Life of fund		Inception Date
Class: Strategic Advisers Small-Mid Cap Fund Return Before Taxes	15.32%	3.38%	5.05%	[1]	Jun 23, 2005
Class: Strategic Advisers Small-Mid Cap Fund Return After Taxes on Distributions	14.55%	2.87%	4.46%	[1]	Jun 23, 2005
Class: Strategic Advisers Small-Mid Cap Fund Return After Taxes on Distributions and Sale of Fund Shares	10.93%	2.78%	4.23%	[1]	Jun 23, 2005
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	4.34%	6.12%	[1]	Jun 23, 2005
Strategic Advisers Small-Mid Cap Linked Index��� (reflects no deduction for fees, expenses, or taxes)	17.88%	4.27%	5.86%	[1]	Jun 23, 2005
[1]	From June 23, 2005.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic Advisers Small-Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Strategic Advisers® Small-Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on historical expenses, adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of small and mid cap companies (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2500® Index) and in shares of other small and mid cap funds.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated small and mid cap funds (i.e., Fidelity funds) and non-affiliated small and mid cap funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Russell 2500® Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
		Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Prior to May 1, 2010, the fund was named PAS Small Cap Fund of Funds, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

		Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.94%	June 30, 2009
Lowest Quarter Return	-25.44%	December 31, 2008
Year-to-Date Return	12.18%	March 31, 2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
		December 31, 2012
Strategic Advisers Small-Mid Cap Fund | Class: Strategic Advisers Small-Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	rr_ManagementFeesOverAssets	0.49%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.08%	[3]
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	355
5 years	rr_ExpenseExampleYear05	664
10 years	rr_ExpenseExampleYear10	1,542
2006	rr_AnnualReturn2006	11.48%
2007	rr_AnnualReturn2007	2.20%
2008	rr_AnnualReturn2008	(36.52%)
2009	rr_AnnualReturn2009	35.44%
2010	rr_AnnualReturn2010	24.48%
2011	rr_AnnualReturn2011	(4.31%)
2012	rr_AnnualReturn2012	15.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.44%)
Strategic Advisers Small-Mid Cap Fund | Return Before Taxes | Class: Strategic Advisers Small-Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Small-Mid Cap Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	15.32%
Past 5 years	rr_AverageAnnualReturnYear05	3.38%
Life of fund	rr_AverageAnnualReturnSinceInception	5.05%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
Strategic Advisers Small-Mid Cap Fund | Return After Taxes on Distributions | Class: Strategic Advisers Small-Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Small-Mid Cap Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	14.55%
Past 5 years	rr_AverageAnnualReturnYear05	2.87%
Life of fund	rr_AverageAnnualReturnSinceInception	4.46%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
Strategic Advisers Small-Mid Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Strategic Advisers Small-Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Small-Mid Cap Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	10.93%
Past 5 years	rr_AverageAnnualReturnYear05	2.78%
Life of fund	rr_AverageAnnualReturnSinceInception	4.23%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
Strategic Advisers Small-Mid Cap Fund | Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index
Past 1 year	rr_AverageAnnualReturnYear01	17.88%
Past 5 years	rr_AverageAnnualReturnYear05	4.34%
Life of fund	rr_AverageAnnualReturnSinceInception	6.12%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
Strategic Advisers Small-Mid Cap Fund | Strategic Advisers Small-Mid Cap Linked Index��� (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Strategic Advisers Small-Mid Cap Linked IndexSM
Past 1 year	rr_AverageAnnualReturnYear01	17.88%
Past 5 years	rr_AverageAnnualReturnYear05	4.27%
Life of fund	rr_AverageAnnualReturnSinceInception	5.86%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005

[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.10% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Based on historical expenses, adjusted to reflect current fees.
[3]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[4]	From June 23, 2005.

Strategic Advisers Core Income Fund
Fund Summary Fund: Strategic Advisers® Core Income Fund
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Advisers Core Income Fund Class: Strategic Advisers Core Income Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Strategic Advisers Core Income Fund Class: Strategic Advisers Core Income Fund
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1]	0.28%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.05%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.52%
Total annual fund operating expenses	[2]	0.85%
Fee waiver and/or expense reimbursement	[1]	0.25%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.60%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.60% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Advisers Core Income Fund Class: Strategic Advisers Core Income Fund
1 year	61
3 years	204
5 years	405
10 years	986

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Investing up to 30% of assets in high yield and emerging market debt securities.
  Investing in domestic and foreign issuers.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated fixed-income funds (i.e., Fidelity funds) and non-affiliated fixed-income funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Barclays® U.S. Aggregate Bond Index.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
  Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.14%	September 30, 2009
Lowest Quarter Return	-2.56%	September 30, 2008
Year-to-Date Return	0.31%	March31, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2012
Average Annual Total Returns Strategic Advisers Core Income Fund	Past 1 year	Past 5 years	Life of fund		Inception Date
Class: Strategic Advisers Core Income Fund Return Before Taxes	7.82%	7.30%	7.29%	[1]	Sep 27, 2007
Class: Strategic Advisers Core Income Fund Return After Taxes on Distributions	6.21%	5.38%	5.35%	[1]	Sep 27, 2007
Class: Strategic Advisers Core Income Fund Return After Taxes on Distributions and Sale of Fund Shares	5.11%	5.13%	5.11%	[1]	Sep 27, 2007
Barclays�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	6.22%	[1]	Sep 27, 2007
[1]	From September 27, 2007.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic Advisers Core Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Strategic Advisers® Core Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Investing up to 30% of assets in high yield and emerging market debt securities.
  Investing in domestic and foreign issuers.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated fixed-income funds (i.e., Fidelity funds) and non-affiliated fixed-income funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Barclays® U.S. Aggregate Bond Index.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
  Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
		Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

		Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.14%	September 30, 2009
Lowest Quarter Return	-2.56%	September 30, 2008
Year-to-Date Return	0.31%	March31, 2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
		December 31, 2012
Strategic Advisers Core Income Fund | Class: Strategic Advisers Core Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%	[2]
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	204
5 years	rr_ExpenseExampleYear05	405
10 years	rr_ExpenseExampleYear10	986
2008	rr_AnnualReturn2008	(2.89%)
2009	rr_AnnualReturn2009	17.74%
2010	rr_AnnualReturn2010	8.88%
2011	rr_AnnualReturn2011	5.99%
2012	rr_AnnualReturn2012	7.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.56%)
Strategic Advisers Core Income Fund | Return Before Taxes | Class: Strategic Advisers Core Income Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Core Income Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	7.82%
Past 5 years	rr_AverageAnnualReturnYear05	7.30%
Life of fund	rr_AverageAnnualReturnSinceInception	7.29%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Strategic Advisers Core Income Fund | Return After Taxes on Distributions | Class: Strategic Advisers Core Income Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Core Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	6.21%
Past 5 years	rr_AverageAnnualReturnYear05	5.38%
Life of fund	rr_AverageAnnualReturnSinceInception	5.35%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Strategic Advisers Core Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Strategic Advisers Core Income Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Core Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	5.11%
Past 5 years	rr_AverageAnnualReturnYear05	5.13%
Life of fund	rr_AverageAnnualReturnSinceInception	5.11%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007
Strategic Advisers Core Income Fund | Barclays�� U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays® U.S. Aggregate Bond Index
Past 1 year	rr_AverageAnnualReturnYear01	4.21%
Past 5 years	rr_AverageAnnualReturnYear05	5.95%
Life of fund	rr_AverageAnnualReturnSinceInception	6.22%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2007

[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.60% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2015. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	From September 27, 2007.

Strategic | Strategic Advisers Core Income Multi-Manager Fund
Fund Summary Fund/Class: StrategicAdvisers® Core Income Multi-Manager Fund/Strategic Advisers Core Income Multi-Manager Fund
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Strategic Advisers Core Income Multi-Manager Fund Class: Strategic Advisers Core Income Multi-Manager Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Strategic Strategic Advisers Core Income Multi-Manager Fund Class: Strategic Advisers Core Income Multi-Manager Fund
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1]	0.33%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.33%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.36%
Total annual operating expenses	[2]	1.02%
Fee waiver and/or expense reimbursement	[1]	0.43%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	0.59%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.65% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, sub-advisory fees, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20%. These arrangements will remain in effect through April 30, 2014. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Strategic Advisers Core Income Multi-Manager Fund Class: Strategic Advisers Core Income Multi-Manager Fund
1 year	60
3 years	274
5 years	514
10 years	1,202

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from June 19, 2012 to February 28, 2013, the fund's portfolio turnover rate was 190% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Investing up to 30% of assets in high yield and emerging market debt securities.
  Investing in domestic and foreign issuers.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated fixed-income funds (i.e., Fidelity funds) and non-affiliated fixed-income funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Barclays® U.S. Aggregate Bond Index.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
  Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic | Strategic Advisers Core Income Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: StrategicAdvisers® Core Income Multi-Manager Fund/Strategic Advisers Core Income Multi-Manager Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from June 19, 2012 to February 28, 2013, the fund's portfolio turnover rate was 190% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	190.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Investing up to 30% of assets in high yield and emerging market debt securities.
  Investing in domestic and foreign issuers.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated fixed-income funds (i.e., Fidelity funds) and non-affiliated fixed-income funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Barclays® U.S. Aggregate Bond Index.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
  Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Strategic | Strategic Advisers Core Income Multi-Manager Fund | Class: Strategic Advisers Core Income Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	rr_ManagementFeesOverAssets	0.33%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	1.02%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.43%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.59%	[2]
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	514
10 years	rr_ExpenseExampleYear10	1,202

[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.65% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, sub-advisory fees, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20%. These arrangements will remain in effect through April 30, 2014. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

F | Strategic Advisers Core Income Multi-Manager Fund
Fund Summary Fund/Class: StrategicAdvisers® Core Income Multi-Manager Fund/F
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	F Strategic Advisers Core Income Multi-Manager Fund Class F
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Strategic Advisers Core Income Multi-Manager Fund Class F
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1]	0.33%
Distribution and/or Service (12b-1) fees		none
Other expenses	[2]	0.31%
Acquired fund fees and expenses (fees and expenses of underlying funds)	[2]	0.36%
Total annual operating expenses		1.00%
Fee waiver and/or expense reimbursement	[1]	0.30%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.70%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.65% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. This arrangement will remain in effect through April 30, 2014. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	F Strategic Advisers Core Income Multi-Manager Fund Class F
1 year	72
3 years	283
5 years	518
10 years	1,193

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from June 19, 2012 to February 28, 2013, the fund's portfolio turnover rate was 190% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Investing up to 30% of assets in high yield and emerging market debt securities.
  Investing in domestic and foreign issuers.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated fixed-income funds (i.e., Fidelity funds) and non-affiliated fixed-income funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Barclays® U.S. Aggregate Bond Index.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
  Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
F | Strategic Advisers Core Income Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: StrategicAdvisers® Core Income Multi-Manager Fund/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from June 19, 2012 to February 28, 2013, the fund's portfolio turnover rate was 190% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	190.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Investing up to 30% of assets in high yield and emerging market debt securities.
  Investing in domestic and foreign issuers.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated fixed-income funds (i.e., Fidelity funds) and non-affiliated fixed-income funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Barclays® U.S. Aggregate Bond Index.
  Allocating assets among underlying funds and sub-advisers to attempt to diversify its portfolio in terms of different market sectors and maturities.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
  Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
F | Strategic Advisers Core Income Multi-Manager Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	rr_ManagementFeesOverAssets	0.33%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.00%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	283
5 years	rr_ExpenseExampleYear05	518
10 years	rr_ExpenseExampleYear10	1,193

[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.65% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. This arrangement will remain in effect through April 30, 2014. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Based on estimated amounts for the current fiscal year.

Strategic | Strategic Advisers Small-Mid Cap Multi-Manager Fund
Fund Summary Fund/Class: StrategicAdvisers® Small-Mid Cap Multi-Manager Fund/Strategic Advisers Small-Mid Cap Multi-Manager Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Strategic Strategic Advisers Small-Mid Cap Multi-Manager Fund Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
Redemption fee on shares	[1]	1.50%
[1]	held less than 90 days (as a % of amount redeemed)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Strategic Strategic Advisers Small-Mid Cap Multi-Manager Fund Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1][2]	0.76%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.43%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.04%
Total annual operating expenses	[3]	1.23%
Fee waiver and/or expense reimbursement	[2]	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	[3]	1.20%
[1]	Based on historical expenses, adjusted to reflect current fees.
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.15% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.16%. This arrangement will remain in effect through April 30, 2014. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[3]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Strategic Advisers Small-Mid Cap Multi-Manager Fund Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
1 year	122
3 years	387
5 years	672
10 years	1,486

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of small and mid cap companies (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2500® Index) and in shares of other small and mid cap funds.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated small and mid cap funds (i.e., Fidelity funds) and non-affiliated small and mid cap funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Russell 2500® Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for updated return information.
Year-by-Year Returns Calendar Year

During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.56%	March 31, 2012
Lowest Quarter Return	-5.15%	June 30, 2012
Year-to-Date Return	12.36%	March 31, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2012
Average Annual Total Returns Strategic Strategic Advisers Small-Mid Cap Multi-Manager Fund	Past 1 year	Life of class		Inception Date
Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund Return Before Taxes	15.54%	16.18%	[1]	Dec 20, 2011
Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund Return After Taxes on Distributions	14.81%	15.45%	[1]	Dec 20, 2011
Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund Return After Taxes on Distributions and Sale of Fund Shares	10.53%	10.95%	[1]	Dec 20, 2011
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	18.42%	[1]	Dec 20, 2011
[1]	From December 20, 2011.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic | Strategic Advisers Small-Mid Cap Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: StrategicAdvisers® Small-Mid Cap Multi-Manager Fund/Strategic Advisers Small-Mid Cap Multi-Manager Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on historical expenses, adjusted to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of small and mid cap companies (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2500® Index) and in shares of other small and mid cap funds.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated small and mid cap funds (i.e., Fidelity funds) and non-affiliated small and mid cap funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Russell 2500® Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for updated return information
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.56%	March 31, 2012
Lowest Quarter Return	-5.15%	June 30, 2012
Year-to-Date Return	12.36%	March 31, 2013

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2012
Strategic | Strategic Advisers Small-Mid Cap Multi-Manager Fund | Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares	rr_RedemptionFeeOverRedemption	1.50%	[1]
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	rr_ManagementFeesOverAssets	0.76%	[2],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.23%	[4]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%	[4]
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	387
5 years	rr_ExpenseExampleYear05	672
10 years	rr_ExpenseExampleYear10	1,486
2012	rr_AnnualReturn2012	15.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.15%)
Strategic | Strategic Advisers Small-Mid Cap Multi-Manager Fund | Return Before Taxes | Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Small-Mid Cap Multi-Manager Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	15.54%
Life of class	rr_AverageAnnualReturnSinceInception	16.18%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2011
Strategic | Strategic Advisers Small-Mid Cap Multi-Manager Fund | Return After Taxes on Distributions | Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Small-Mid Cap Multi-Manager Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	14.81%
Life of class	rr_AverageAnnualReturnSinceInception	15.45%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2011
Strategic | Strategic Advisers Small-Mid Cap Multi-Manager Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Small-Mid Cap Multi-Manager Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	10.53%
Life of class	rr_AverageAnnualReturnSinceInception	10.95%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2011
Strategic | Strategic Advisers Small-Mid Cap Multi-Manager Fund | Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index
Past 1 year	rr_AverageAnnualReturnYear01	17.88%
Life of class	rr_AverageAnnualReturnSinceInception	18.42%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2011

[1]	held less than 90 days (as a % of amount redeemed)
[2]	Based on historical expenses, adjusted to reflect current fees.
[3]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.15% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.16%. This arrangement will remain in effect through April 30, 2014. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[4]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
[5]	From December 20, 2011.

F | Strategic Advisers Small-Mid Cap Multi-Manager Fund
Fund Summary Fund/Class: Strategic Advisers® Small-Mid Cap Multi-Manager Fund/F
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		F Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F
Redemption fee on shares	[1]	1.50%
[1]	held less than 90 days (as a % of amount redeemed)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	[1]	0.76%
Distribution and/or Service (12b-1) fees		none
Other expenses	[2]	0.33%
Acquired fund fees and expenses (fees and expenses of underlying funds)	[2]	0.04%
Total annual operating expenses		1.13%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.15% of the fund's average daily net assets.
[2]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	F Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F
1 year	115
3 years	359
5 years	622
10 years	1,375

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of small and mid cap companies (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2500® Index) and in shares of other small and mid cap funds.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated small and mid cap funds (i.e., Fidelity funds) and non-affiliated small and mid cap funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Russell 2500® Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Principal Investment Risks
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Class F after Class F has been in operation for one calendar year.
Year-by-Year Returns Calendar Year	[1]

[1]	The returns shown above are for Strategic Advisers Small-Mid Cap Multi-Manager Fund, a class of shares of the fund that is not offered through this prospectus. Class F would have substantially similar annual returns to Strategic Advisers Small-Mid Cap Multi-Manager Fund because the classes are invested in the same portfolio of securities. Class F's returns would differ from Strategic Advisers Small-Mid Cap Multi-Manager Fund's returns to the extent that the classes do not have the same expenses.

During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.56%	March 31, 2012
Lowest Quarter Return	-5.15%	June 30, 2012
Year-to-Date Return	12.36%	March 31, 2013

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2012
Average Annual Total Returns F Strategic Advisers Small-Mid Cap Multi-Manager Fund	Past 1 year		Life of class		Inception Date
Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund Return Before Taxes	15.54%	[1]	16.18%	[1],[2]	Dec 20, 2011
Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund Return After Taxes on Distributions	14.81%	[1]	15.45%	[1],[2]	Dec 20, 2011
Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund Return After Taxes on Distributions and Sale of Fund Shares	10.53%	[1]	10.95%	[1],[2]	Dec 20, 2011
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%		18.42%	[2]	Dec 20, 2011
[1]	The returns shown above are for Strategic Advisers Small-Mid Cap Multi-Manager Fund, a class of shares of the fund that is not offered through this prospectus. Class F would have substantially similar annual returns to Strategic Advisers Small-Mid Cap Multi-Manager Fund because the classes are invested in the same portfolio of securities. Class F's returns would differ from Strategic Advisers Small-Mid Cap Multi-Manager Fund's returns to the extent that the classes do not have the same expenses.
[2]	From December 20, 2011.

[1]	The returns shown above are for Strategic Advisers Small-Mid Cap Multi-Manager Fund, a class of shares of the fund that is not offered through this prospectus. Class F would have substantially similar annual returns to Strategic Advisers Small-Mid Cap Multi-Manager Fund because the classes are invested in the same portfolio of securities. Class F's returns would differ from Strategic Advisers Small-Mid Cap Multi-Manager Fund's returns to the extent that the classes do not have the same expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
F | Strategic Advisers Small-Mid Cap Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Strategic Advisers® Small-Mid Cap Multi-Manager Fund/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of small and mid cap companies (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2500® Index) and in shares of other small and mid cap funds.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated small and mid cap funds (i.e., Fidelity funds) and non-affiliated small and mid cap funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Russell 2500® Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.
Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers, Inc. (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Class F after Class F has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Year	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.56%	March 31, 2012
Lowest Quarter Return	-5.15%	June 30, 2012
Year-to-Date Return	12.36%	March 31, 2013

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown above are for Strategic Advisers Small-Mid Cap Multi-Manager Fund, a class of shares of the fund that is not offered through this prospectus. Class F would have substantially similar annual returns to Strategic Advisers Small-Mid Cap Multi-Manager Fund because the classes are invested in the same portfolio of securities. Class F's returns would differ from Strategic Advisers Small-Mid Cap Multi-Manager Fund's returns to the extent that the classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2012
F | Strategic Advisers Small-Mid Cap Multi-Manager Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares	rr_RedemptionFeeOverRedemption	1.50%	[2]
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	rr_ManagementFeesOverAssets	0.76%	[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[4]
Total annual operating expenses	rr_ExpensesOverAssets	1.13%
1 year	rr_ExpenseExampleYear01	115
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	622
10 years	rr_ExpenseExampleYear10	1,375
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Class F after Class F has been in operation for one calendar year.
F | Strategic Advisers Small-Mid Cap Multi-Manager Fund | Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
2012	rr_AnnualReturn2012	15.54%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.15%)
F | Strategic Advisers Small-Mid Cap Multi-Manager Fund | Return Before Taxes | Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Small-Mid Cap Multi-Manager Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	15.54%	[1]
Life of class	rr_AverageAnnualReturnSinceInception	16.18%	[1],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2011
F | Strategic Advisers Small-Mid Cap Multi-Manager Fund | Return After Taxes on Distributions | Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Small-Mid Cap Multi-Manager Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	14.81%	[1]
Life of class	rr_AverageAnnualReturnSinceInception	15.45%	[1],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2011
F | Strategic Advisers Small-Mid Cap Multi-Manager Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Strategic Advisers Small-Mid Cap Multi-Manager Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	10.53%	[1]
Life of class	rr_AverageAnnualReturnSinceInception	10.95%	[1],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2011
F | Strategic Advisers Small-Mid Cap Multi-Manager Fund | Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index
Past 1 year	rr_AverageAnnualReturnYear01	17.88%
Life of class	rr_AverageAnnualReturnSinceInception	18.42%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2011

[1]	The returns shown above are for Strategic Advisers Small-Mid Cap Multi-Manager Fund, a class of shares of the fund that is not offered through this prospectus. Class F would have substantially similar annual returns to Strategic Advisers Small-Mid Cap Multi-Manager Fund because the classes are invested in the same portfolio of securities. Class F's returns would differ from Strategic Advisers Small-Mid Cap Multi-Manager Fund's returns to the extent that the classes do not have the same expenses.
[2]	held less than 90 days (as a % of amount redeemed)
[3]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.15% of the fund's average daily net assets.
[4]	Based on estimated amounts for the current fiscal year.
[5]	From December 20, 2011.

Strategic | Strategic Advisers Income Opportunities Fund of Funds
Fund Summary Fund/Class: StrategicAdvisers® Income Opportunities Fund of Funds/Strategic Advisers Income Opportunities Fund of Funds
Investment Objective
The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		Strategic Strategic Advisers Income Opportunities Fund of Funds Class: Strategic Advisers Income Opportunities Fund of Funds
Redemption fee on shares	[1]	1.00%
[1]	held less than 90 days (as a % of amount redeemed)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Strategic Strategic Advisers Income Opportunities Fund of Funds Class: Strategic Advisers Income Opportunities Fund of Funds
Management fee	[1]	0.30%
Distribution and/or Service (12b-1) fees		none
Other expenses		9.82%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.71%
Total annual operating expenses	[2]	10.83%
Fee waiver and/or expense reimbursement	[1]	10.02%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	0.81%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.80% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, sub-advisory fees, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. These arrangements will remain in effect through April 30, 2014. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Strategic Strategic Advisers Income Opportunities Fund of Funds Class: Strategic Advisers Income Opportunities Fund of Funds
1 year	83
3 years	2,067
5 years	3,987
10 years	7,889

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from June 19, 2012 to February 28, 2013, the fund's portfolio turnover rate was 27% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated high yield funds (i.e., Fidelity funds) and non-affiliated high yield funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Allocating assets among underlying funds to achieve portfolio characteristics similar to those of The BofA Merrill LynchSM US High Yield Constrained Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Principal Investment Risks
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Strategic | Strategic Advisers Income Opportunities Fund of Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: StrategicAdvisers® Income Opportunities Fund of Funds/Strategic Advisers Income Opportunities Fund of Funds
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from June 19, 2012 to February 28, 2013, the fund's portfolio turnover rate was 27% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated high yield funds (i.e., Fidelity funds) and non-affiliated high yield funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Allocating assets among underlying funds to achieve portfolio characteristics similar to those of The BofA Merrill LynchSM US High Yield Constrained Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Strategic | Strategic Advisers Income Opportunities Fund of Funds | Class: Strategic Advisers Income Opportunities Fund of Funds
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares	rr_RedemptionFeeOverRedemption	1.00%	[1]
Management fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	9.82%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual operating expenses	rr_ExpensesOverAssets	10.83%	[3]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	10.02%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%	[3]
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	2,067
5 years	rr_ExpenseExampleYear05	3,987
10 years	rr_ExpenseExampleYear10	7,889

[1]	held less than 90 days (as a % of amount redeemed)
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.80% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, sub-advisory fees, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. These arrangements will remain in effect through April 30, 2014. Strategic Advisers may not terminate these arrangements without the approval of the Board of Trustees.
[3]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

F | Strategic Advisers Income Opportunities Fund of Funds
Fund Summary Fund/Class: StrategicAdvisers® Income Opportunities Fund of Funds/F
Investment Objective
The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees		F Strategic Advisers Income Opportunities Fund of Funds Class F
Redemption fee on shares	[1]	1.00%
[1]	held less than 90 days (as a % of amount redeemed)

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Strategic Advisers Income Opportunities Fund of Funds Class F
Management fee	[1]	0.30%
Distribution and/or Service (12b-1) fees		none
Other expenses	[2]	9.74%
Acquired fund fees and expenses (fees and expenses of underlying funds)	[2]	0.71%
Total annual operating expenses		10.75%
Fee waiver and/or expense reimbursement	[1]	0.30%
Total annual operating expenses after fee waiver and/or expense reimbursement		10.45%
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.80% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. This arrangement will remain in effect through April 30, 2014. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	F Strategic Advisers Income Opportunities Fund of Funds Class F
1 year	1,017
3 years	2,930
5 years	4,635
10 years	8,108

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from June 19, 2012 to February 28, 2013, the fund's portfolio turnover rate was 27% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated high yield funds (i.e., Fidelity funds) and non-affiliated high yield funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Allocating assets among underlying funds to achieve portfolio characteristics similar to those of The BofA Merrill LynchSM US High Yield Constrained Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Principal Investment Risks
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
F | Strategic Advisers Income Opportunities Fund of Funds
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: StrategicAdvisers® Income Opportunities Fund of Funds/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from June 19, 2012 to February 28, 2013, the fund's portfolio turnover rate was 27% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Implementing investment strategies by investing indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated high yield funds (i.e., Fidelity funds) and non-affiliated high yield funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Allocating assets among underlying funds to achieve portfolio characteristics similar to those of The BofA Merrill LynchSM US High Yield Constrained Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
F | Strategic Advisers Income Opportunities Fund of Funds | Class F
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares	rr_RedemptionFeeOverRedemption	1.00%	[1]
Management fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	9.74%	[3]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[3]
Total annual operating expenses	rr_ExpensesOverAssets	10.75%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	10.45%
1 year	rr_ExpenseExampleYear01	1,017
3 years	rr_ExpenseExampleYear03	2,930
5 years	rr_ExpenseExampleYear05	4,635
10 years	rr_ExpenseExampleYear10	8,108

[1]	held less than 90 days (as a % of amount redeemed)
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.80% of the fund's average daily net assets. Strategic Advisers has also contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.30% of the fund's average daily net assets. This arrangement will remain in effect through April 30, 2014. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[3]	Based on estimated amounts for the current fiscal year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 29, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2013